Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

November 19, 2012

VIA EDGAR

Mr. Ed Bartz

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)
Form N-14
File Nos. 333- , 811-8194

Dear Mr. Bartz:

On behalf of the Registrant, attached hereto is the Registrant’s registration statement on Form N-14 (the “Registration Statement”) filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended. The Registration Statement pertains to the acquisition by the Stonebridge Small-Cap Growth Fund (the “Acquiring Fund”), a series of the Registrant, of assets of the Stonebridge Institutional Small-Cap Growth Fund and the Stonebridge Small-Cap Growth Fund (the “Acquired Funds”), each a series of Stonebridge Funds Trust. The Prospectus/Proxy Statement which constitutes Part A of the Registration Statement will be used in connection with a meeting of shareholders of the Acquired Funds, at which the shareholders of the Acquired Funds will be asked to vote on the proposed reorganizations.

Please note that, as the Acquired Funds’ financial statements for the year ended October 31, 2012 are anticipated to be available in mid-December 2012, the Registrant currently intends to file a Form N-14/A amendment to the Registration Statement at approximately the same time, which amendment will reflect the October 31, 2012 financial or other data as well as updated pro forma information. It is also the Registrant’s current intention to request acceleration of the Registration Statement’s effectiveness to no later than January 1, 2013 via a formal request anticipated to be concurrently filed with the Form N-14/A amendment.

The SEC Staff is kindly requested to address any comments on this filing to Mr. Peter H. Schwartz, Esq. of Davis Graham & Stubbs LLP, counsel to the Trust, at 303.892.7381.

Sincerely,

/s/ David T. Buhler
David T. Buhler
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP